Goodwill and Other Intangible Assets - Summary of amortization expense for finite-lived intangible assets (Detail) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Finite Lived Intangible Assets Future Amortization Expense [Line Items]
Total	$ 347,511,000	$ 362,390,000
SOLV Energy Holdings LLC [Member]
Schedule of Finite Lived Intangible Assets Future Amortization Expense [Line Items]
2026		58,172
2027		56,866
2028		56,389
2029		55,927
2030		50,145
Thereafter		84,891
Total		$ 362,390	$ 398,578